Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Condensed Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Filed [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (33,936,903)	$ (56,772,990)	$ (71,488,288)
Restatement Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	25,510,000	25,510,000	25,803,116
Change in fair value of warrant liability		(25,510,000)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (8,426,903)	(31,262,990)	$ (45,685,172)
Change in fair value of warrant liability		$ (25,510,000)